Property and Equipment, Net - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,131,594	$ 4,562,880
Subtotal		4,562,880	$ 3,498,470
Less: accumulated depreciation	(1,463,219)	(1,227,693)	(851,305)
Property and equipment, net	3,668,375	3,335,187	2,647,165
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,754,244	4,190,440	3,149,719
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31,435	24,372	27,906
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 345,915	$ 348,068	$ 320,845